PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Company's major VIEs and VIE's subsidiaries
The following is a summary of the Company’s major VIEs and VIEs’ subsidiaries:

Name of major VIEs and their major subsidiaries	Date of establishment

Shanghai Ctrip Commerce Co., Ltd., (“Ctrip Commerce”)	Established on July 18, 2000

Shanghai Huacheng Southwest International Travel Agency Co., Ltd., (“Shanghai Huacheng”, a subsidiary of Ctrip Commerce)	Established on March 13, 2001

Beijing Qu Na Information Technology Co., Ltd., (“Qunar Beijing”)	Established on March 17, 2006

Chengdu Ctrip Travel Agency Co., Ltd., (“Chengdu Ctrip”) (Note i)	Established on January 8, 2007

Note i: In December 2024, the Company terminated the contractual arrangements
and acquired
the equity interest of
Chengdu Ctrip
,
which became a
wholly-owned subsidiary
of the Company
.

Summary of consolidated balance sheet information of VIEs
Summary of selected financial information of the VIEs, which represents aggregated financial information of the VIEs and their respective subsidiaries included in the accompanying consolidated financial statements, is as follows (RMB in millions):

	As of December 31,
	2023	2024
Selected Balance Sheets Data of the VIEs
Cash and cash equivalents	2,825	2,740
Restricted cash	533	123
Short-term investments	197	2,390
Accounts receivable, net	1,363	1,114
Prepayments and other current assets	2,076	2,346
Investments (non-current)	2,998	1,903
Total assets	18,085	20,089
Less: Inter-company receivables (Note i)	(6,699)	(8,567)
Total assets excluding inter-company receivables	11,386	11,522
Short-term debt and current portion of long-term debt	3,245	3,535
Accounts payable	2,964	1,715
Advances from customers	1,637	3,895
Other payables and accruals	2,162	2,046
Total liabilities	16,571	19,362
Less: Inter-company payables (Note ii)	(5,934)	(7,325)
Total liabilities excluding inter-company payables	10,637	12,037

Note i :The inter-company receivables as of December 31, 2023 and 2024 mainly represented the receivables of VIEs due from the Company’s wholly-owned subsidiaries for treasury cash management purpose.
Note ii : The inter-company payables as of December 31, 2023 and 2024 mainly represented payables of VIEs due to the Company’s wholly-owned subsidiaries for treasury cash management purpose.

Summary of consolidated results of operations information of VIEs
The following table set forth the summary of results of operations of the VIEs and their subsidiaries (RMB in millions):

	For the years ended December 31,
	2022	2023	2024
Net revenues	4,335	10,050	11,780
Cost of revenues	2,292	5,118	5,731
Net loss	(495)	(945)	362

Summary of consolidated results of cash flows information of VIEs
The following tables set forth the summary of cash flow activities of the VIEs and their subsidiaries (RMB in millions):

	For the year ended December 31,
	2022	2023	2024
Net cash (used in)/provided by operating activities	(1,677)	1,092	1,434
Net cash provided by/(used in) investing activities	4,317	109	(1,027)
Net cash used in financing activities	(6,957)	(1,182)	(926)

Schedule of property, equipment and software estimated useful lives

Building	20-40 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	3-5 years
Computer equipment	3- 5 years
Furniture and fixtures	3-5 years
Software	3-10 years

Allocation of purchase price of assets acquired and liabilities assumed based on their fair values
The financial results of the acquiree have been included in the Company’s consolidated financial statements since the date the Company obtained control and were not significant to the Company for the year ended December 31, 2024. On the acquisition date, the allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows:

RMB in millions
Net assets (including the cash acquired of RMB1,314 million)	1,083
Identifiable intangible assets — Trademark	182
Identifiable intangible assets — Software	189
Deferred tax liabilities	(42)
Non-controlling interests	(155)
Mezzanine classified non-controlling interests	(823)
Goodwill	1,533

Total purchase consideration	1,967

Allowance for doubtful accounts

	2022	2023	2024
Allowance at beginning of year	815	770	496
Business combination	—	—	14
Provisions for credit losses	296	79	330
Write-offs	(341)	(353)	(218)

Allowance at end of year	770	496	622

Company's share option activities under all the incentive plans
The following table summarized the Company’s share option activities under all the option plans (in US$, except for shares):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2021	66,081,119	23.02	5.42	398

Granted	17,311,708	14.15
Exercised	(4,493,648)	5.70
Forfeited	(1,424,477)	10.80

Outstanding at December 31, 2022	77,474,702	22.26	5.01	995

Granted	12,332,490	18.82
Exercised	(4,590,690)	12.18
Forfeited	(623,526)	12.57

Outstanding at December 31, 2023	84,592,976	22.38	4.70	1,195

Granted	11,406,176	15.31
Exercised	(14,954,835)	16.08
Forfeited	(917,259)	16.60

Outstanding at December 31, 2024	80,127,058	22.62	4.23	3,689

Vested and expect to vest at December 31, 2024	77,403,958	22.78	4.17	3,551

Exercisable at December 31, 2024	46,088,307	26.14	3.06	1,960

Assumptions of Black-Scholes pricing model

	2022	2023	2024
Risk-free interest rate	1.55%-4.45%	3.60%-4.72%	3.86%-4.30%
Expected life (years)	4 – 5	4 – 5	4 – 5
Expected dividend yield	0%	0%	0%
Volatility	41%-49%	48%-49%	46%-48%
Fair value of options at grant date per share	from US$7.44 to US$24.58	from US$16.08 to US$36.51	from US$16.37 to US$58.01

Schedule of restricted share activities under all incentive plans
The following table summarizes the Company’s RSUs activities under all incentive plans (in US$, except for shares):

	Number of Shares	Weighted average grant date fair value (US$)
Restricted shares

Unvested at December 31, 2021	869,620	32.65

Granted	255,000	24.67
Vested	(243,625)	36.15
Forfeited	(129,489)	33.92

Unvested at December 31, 2022	751,506	28.59

Vested	(197,250)	30.51
Forfeited	(568)	29.03

Unvested at December 31, 2023	553,688	27.90

Vested	(192,072)	29.44
Forfeited	(60,114)	32.10

Unvested at December 31, 2024	301,502	26.08

Summary of components of other income

	2022	2023	2024
Fair value changes of equity securities investments and Exchangeable Senior Notes	1,338	(1,507)	1,082
Gain from the fair value remeasurement upon the discontinuance of the equity method investment(a)	1,135	—	—
Government grants	618	608	787
Dividend from long-term investments	53	177	170
Gain from acquirement of business or disposal of long-term investments	23	11	12
Foreign exchange (losses) /gains	(69)	29	(12)
Impairments of long-term investments (b)	(949)	(115)	(122)
Others	(134)	130	303

Total	2,015	(667)	2,220

(a)
In 2022, an equity method investee of the Company completed an initial public offering, upon which the Company lost significant influence over the investee due to its reduced voting rights and changes in the investee’s governing documents. Consequently, the Company discontinued the equity method accounting and the investment was classified as an equity security investment with readily determinable fair value. Immediately after discontinuing the equity method, the Company recognized a gain from the remeasurement of the investment at fair value with amount of RMB1.1 billion.

(b)
In 2022
, 2023
and
2024
, the Company recorded a RMB906 million
,
RMB115

million and RMB92
million impairment loss for certain redeemable preferred shares investments which are accounted for as available-for-sale
debt securities
(Note 7).